Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2016
Short-term borrowings and long-term debt
Schedule of Short-term Borrowings

	Yen in millions
	March 31
	2015	2016
Unsecured loans, principally from banks with average interest at March 31, 2015 and 2016 of 0.17% and 0.23% per annum, respectively	¥52,401	¥81,004

Secured loans, principally from banks with average interest at March 31, 2016 of 5.98% per annum	—	88

	¥52,401	¥81,092

Schedule of Long-term Debt Instruments

	Yen in millions
	March 31
	2015	2016
Unsecured loans, representing obligations principally to banks
Due 2015 to 2026 in 2015 with interest ranging from 0.17% to 6.40% per annum in 2015	¥53,789	—
Due 2016 to 2026 in 2016 with interest ranging from 0.00% to 14.79% per annum in 2016	—	¥59,616
Secured loans, representing obligations principally to banks
Due 2015 to 2024 in 2015 with interest ranging from 1.45% to 3.50% per annum in 2015	1,372	—
Due 2016 to 2023 in 2016 with interest ranging from 1.95% to 3.50% per annum in 2016	—	1,326
Zero coupon convertible bonds due 2015 Convertible at ¥5,313 for one common share	21,455	—
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2015 and 2016	65,000	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2015 and 2016	15,000	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2015 and 2016	20,000	20,000
Unsecured straight bonds due 2016 Interest at 0.21% per annum in 2015 and 2016	50,000	50,000
Capital lease obligations
Due 2015 to 2020 in 2015, with interest ranging from 0.00% to 15.74 % per annum in 2015	3,481	—
Due 2016 to 2023 in 2016, with interest ranging from 0.00% to 15.74 % per annum in 2016	—	8,748

	230,097	219,690
Less - Bonds current portion due within one year	(21,455)	(50,000)
Less - Long-term debt current portion due within one year	(22,106)	(30,523)
Less - Capital lease obligation current portion due within one year	(1,924)	(2,273)

	¥184,612	¥136,894

Schedule of Maturities of Long-term Debt
	Yen in millions
	March 31
	2015	2016
Principal amount	¥21,445	¥—
Unamortized premium	10	—

Total	¥21,455	¥—

Yen Denominated zero coupon convertible bonds due 2015
Short-term borrowings and long-term debt
Schedule of Long-term Debt Instruments
Yen in millions
Year ending March 31
2017	¥82,796
2018	72,386
2019	562
2020	15,544
2021	28,161
2022 and thereafter	¥20,241